LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 5,048,253	¥ 3,743,751
Weighted average interest rates of long-term borrowings	7.02%	7.40%
Accounts receivable
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 911,692	¥ 508,847
Property and equipment
Loans and Borrowings
Assets to secure long-term loans and borrowings	3,401,995	2,493,872
Prepaid land use rights
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 734,566	¥ 741,032